Offerings	Sep. 02, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units each consisting of:
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	one share of common stock, par value $0.01 per share, or one pre-funded warrant to purchase one share of common stock
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) No fee pursuant to Rule 457(g) of the Securities Act. (3) The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants) if any, is $10,000,000. (4) The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share at which shares of common stock are being sold to the public in the offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.00001 per share (subject to adjustment as provided for therein).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	one Class D Warrant to purchase shares of common stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) No fee pursuant to Rule 457(g) of the Securities Act. (6) The initial exercise price of the Class D Warrants equals 100% of the public offering price of each Unit sold in the offering. On the 30th trading day following the closing of the offering, the exercise price of the outstanding Class D Warrants will automatically reset to the "Adjustment Price," which shall be the greater of (x) the lowest single-day volume-weighted average price ("VWAP") of the common stock during such 30 trading days period (the "Adjustment Period") and (y) the Floor Price (as defined below) based on the Nasdaq Market Price (as defined below) immediately preceding the pricing of the offering, and the number of shares of common stock underlying the then-outstanding Class D Warrants will be proportionally increased such that the then aggregate exercise price of all such Class D Warrants based on the Adjustment Price, equals the aggregate exercise price of all such Class D Warrants on the original issuance date; provided that no adjustment may result in an increase to the exercise price. The "Floor Price" equals 20% of the most recent Nasdaq official closing price of the common stock immediately prior to the applicable date of determination (the "Nasdaq Market Price").
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	one Class E Warrant to purchase shares of common stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) No fee pursuant to Rule 457(g) of the Securities Act. (7) The Class E Warrants are immediately exercisable upon issuance at a nominal exercise price of $0.00001 per share with no expiration. The number of shares of common stock issuable upon the exercise of the Class E Warrants shall initially be zero. Following the Adjustment Period, the number of shares of common stock underlying each Class E Warrant will be automatically increased so that each holder of Class E Warrants will, after the adjustment and upon exercise of the Class E Warrant, receive a number of shares of common stock equal to (A) the aggregate purchase price such holder paid for the Units in the offering divided by the Adjustment Price minus (B) the number of shares of common stock issued to such holder as part of the Units purchased in the offering.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, underlying Class D Warrants
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (5) In addition to the common stock set forth in this table, pursuant to Rule 416 under the Securities Act, this registration statement also registers such indeterminate number of common stock as may become issuable upon exercise of the pre-funded warrants, the Class D Warrants and Class E Warrants as the same may be adjusted as a result of their anti-dilution provisions. (6) The initial exercise price of the Class D Warrants equals 100% of the public offering price of each Unit sold in the offering. On the 30th trading day following the closing of the offering, the exercise price of the outstanding Class D Warrants will automatically reset to the "Adjustment Price," which shall be the greater of (x) the lowest single-day volume-weighted average price ("VWAP") of the common stock during such 30 trading days period (the "Adjustment Period") and (y) the Floor Price (as defined below) based on the Nasdaq Market Price (as defined below) immediately preceding the pricing of the offering, and the number of shares of common stock underlying the then-outstanding Class D Warrants will be proportionally increased such that the then aggregate exercise price of all such Class D Warrants based on the Adjustment Price, equals the aggregate exercise price of all such Class D Warrants on the original issuance date; provided that no adjustment may result in an increase to the exercise price. The "Floor Price" equals 20% of the most recent Nasdaq official closing price of the common stock immediately prior to the applicable date of determination (the "Nasdaq Market Price").
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, underlying Class E Warrants
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (5) In addition to the common stock set forth in this table, pursuant to Rule 416 under the Securities Act, this registration statement also registers such indeterminate number of common stock as may become issuable upon exercise of the pre-funded warrants, the Class D Warrants and Class E Warrants as the same may be adjusted as a result of their anti-dilution provisions. (7) The Class E Warrants are immediately exercisable upon issuance at a nominal exercise price of $0.00001 per share with no expiration. The number of shares of common stock issuable upon the exercise of the Class E Warrants shall initially be zero. Following the Adjustment Period, the number of shares of common stock underlying each Class E Warrant will be automatically increased so that each holder of Class E Warrants will, after the adjustment and upon exercise of the Class E Warrant, receive a number of shares of common stock equal to (A) the aggregate purchase price such holder paid for the Units in the offering divided by the Adjustment Price minus (B) the number of shares of common stock issued to such holder as part of the Units purchased in the offering.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, underlying pre-funded warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants) if any, is $10,000,000. (4) The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share at which shares of common stock are being sold to the public in the offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.00001 per share (subject to adjustment as provided for therein). (5) In addition to the common stock set forth in this table, pursuant to Rule 416 under the Securities Act, this registration statement also registers such indeterminate number of common stock as may become issuable upon exercise of the pre-funded warrants, the Class D Warrants and Class E Warrants as the same may be adjusted as a result of their anti-dilution provisions.